Financial income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Financial income
Interest	€ 82	€ 513	€ 250	€ 1,458
Exchange differences	1,211	2,164	2,205	2,951
Fair Value Adjustment Foreign Currency Swaps And Forwards.	(120)	219		493
Fair value adjustment synthetic warrants		(43)		508
Fair value adjustment prepayment option		(1)		58
Other	6	6	13	12
Total financial income	€ 1,179	€ 2,858	€ 2,468	€ 5,480